UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund:  BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal

              Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 111.2%

Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$1,000	$1,020,070
6.13%, 06/01/19	1,000	1,020,680
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	360,989

		2,401,739
California — 12.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,120	1,200,394
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/42	1,000	983,840
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,172,569
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(a)	3,210	3,251,281
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,096,420
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,835	2,095,093
5.25%, 05/15/38	520	577,320
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,125	1,152,596
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,135,040
5.50%, 11/01/31	1,500	1,700,340
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	563,307

Security	Par (000)	Value
California (continued)
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	$380	$435,499

		15,363,699
Colorado — 4.3%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(b)	915	404,082
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,625,343
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,425	1,451,391

		5,480,816
Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	415	414,983

District of Columbia — 0.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	792,844

Florida — 9.9%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,876,638
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	832,198
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,763,034
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,374,439
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	745	830,392

		12,676,701
Georgia — 2.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,698,175

Idaho — 0.5%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A, 4.00%, 03/01/43	65	62,989

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Idaho (continued)
Idaho State Building Authority, RB, Department of Health And Welfare Project, 4.00%, 09/01/48	$515	$516,916

		579,905
Illinois — 22.0%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,031,300
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	690	742,619
Series A, 5.75%, 01/01/39	135	143,234
Series C, 6.50%, 01/01/21(a)	3,740	4,081,125
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	1,300	1,300,000
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,357,627
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,159,090
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,098,100
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,541,213
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	888,969
5.25%, 12/01/43	1,430	1,466,551
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	2,042,228
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	520	551,184
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	915	988,749
6.00%, 06/01/21	260	284,092
State of Illinois, GO:
5.25%, 02/01/31	610	634,803
5.25%, 02/01/32	1,010	1,050,592
5.50%, 07/01/33	1,000	1,059,970
5.50%, 07/01/38	270	283,430

Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	$345	$365,420

		28,070,296
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	470	471,325
5.50%, 01/01/38	1,945	1,950,271

		2,421,596
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC)(a):
5.25%, 02/01/19	800	804,288
5.25%, 02/01/19	100	100,553

		904,841
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring(a):
Series A-1 (AGC), 6.00%, 01/01/19	375	376,170
Series A-2 (AGC), 6.00%, 01/01/19	150	150,468
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	790	800,278

		1,326,916
Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	710	717,249
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	733,698
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	536,060

		1,269,758
Michigan — 1.4%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,695	1,737,036

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM) (continued):
6.25%, 07/01/36	$5	$5,113

		1,742,149
Minnesota — 3.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/48	395	385,559
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	3,050	2,960,391
5.25%, 02/15/58	520	560,035

		3,905,985
Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,169,810
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,136,210

		2,306,020
Nevada — 1.6%
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	2,000	2,039,380

New Jersey — 7.3%
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 4.00%, 07/01/47	300	299,070
Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,300	1,325,974
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,220	1,227,174
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,002,300
Series AA, 5.50%, 06/15/39	1,620	1,730,403
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	629,248
Series A, 5.00%, 06/01/46	1,365	1,411,915
Series A, 5.25%, 06/01/46	355	376,225

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Sub-Series B, 5.00%, 06/01/46	$340	$340,432

		9,342,741
New York — 9.7%
City of New York, GOL, Sub-Series D-1(c):
5.00%, 12/01/43	2,620	2,945,509
5.00%, 12/01/44	1,135	1,274,991
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/29	2,465	2,475,674
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	1,565	1,712,204
Series A-1, 5.25%, 11/15/39	1,000	1,090,700
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	510	555,558
New York City Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(c)	1,895	1,928,238
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	420	384,602

		12,367,476
North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 4.25%, 02/15/43	85	83,357

Ohio — 0.6%
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	280	279,020

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$470	$518,222

		797,242
Oklahoma — 0.7%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	990	909,602

Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	510	226,598
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	285	285,818

		512,416
Pennsylvania — 3.5%
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	475	462,137
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	530	529,168
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,821,050
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,632,285

		4,444,640
South Carolina — 5.0%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,720,657
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A(c):
5.00%, 05/01/43	880	942,190
5.00%, 05/01/48	785	835,907
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	440	455,902
5.50%, 12/01/53	500	529,920

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$1,825	$1,935,522

		6,420,098
Texas — 13.6%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,075,540
City of Frisco Texas ISD, GO, School Building (AGM), 5.50%, 08/15/41	3,365	3,446,870
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,465	2,510,430
6.00%, 05/15/19	135	137,518
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
5.38%, 05/15/19	945	959,799
5.38%, 05/15/19	55	55,873
6.00%, 05/15/19	2,100	2,138,703
6.00%, 05/15/19	115	117,145
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	205	205,720
6.50%, 07/01/37	795	797,926
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,118,330
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,625	1,635,757
1st Tier (AGM), 6.00%, 01/01/21(a)	1,000	1,079,190
1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(a)	1,500	1,504,485
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	440	484,519

		17,267,805
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	370	396,677

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	$1,000	$1,000,000

		1,396,677
Washington — 2.3%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,025	1,095,448
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	795	849,641
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(d)	900	930,483

		2,875,572
West Virginia — 0.1%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	140	130,570

Total Municipal Bonds — 111.2% (Cost — $136,665,139)		141,661,248

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 64.5%

California — 12.9%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,640	1,678,745
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,089,768
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	10,680	11,626,747

		16,395,260
Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,423,114

Security	Par (000)	Value
Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	$1,025	$1,027,693

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,714,187

Illinois — 5.5%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	905,589
Series B, 5.00%, 01/01/40	3,329	3,619,307
Series C, 5.00%, 01/01/38	2,252	2,460,081

		6,984,977
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,455	1,412,417

Michigan — 2.3%
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	2,933,471

Nevada — 3.4%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,364,880

New Jersey — 6.8%
New Jersey EDA, RB, School Facilities Construction (AGC)(a):
6.00%, 12/15/18	986	987,314
6.00%, 12/15/18	14	13,971
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(f)	6,020	6,609,343
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	1,000	1,045,223

		8,655,851
New York — 12.3%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	3,019	3,258,827

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	$4,993	$5,385,859
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	900	903,451
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(a)	619	666,024
5.75%, 02/15/47	381	409,718
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,192,076
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	1,740	1,897,191

		15,713,146
North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,660,652
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	985	986,845

		3,647,497
Pennsylvania — 3.6%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,471,679
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,237,246
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	1,797,899

		4,506,824
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	1,948,678

Security	Par (000)	Value
Texas — 5.7%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,456	$4,784,186
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	2,310	2,514,216

		7,298,402
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,005	1,026,650

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,337	1,557,702

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(f)	1,511	1,495,029

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 64.5% (Cost — $80,188,084)		82,105,778

Total Long-Term Investments — 175.7% (Cost — $216,853,223)		223,767,026

	Shares
Short-Term Securities — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(g)(h)	2,334,542	2,334,775

Total Short-Term Securities — 1.8% (Cost — $2,334,775)		2,334,775

Total Investments — 177.5% (Cost — $219,187,998)		226,101,801
Other Assets Less Liabilities — (6.1)%		(7,725,824)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.3)%		(48,799,126)
VMTP Shares, at Liquidation Value — (33.1)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$127,376,851

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF)

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between February 15, 2019 to June 1, 2026, is $8,606,488.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	690,077	1,644,465	2,334,542	$2,334,775	$4,818	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

IDB — Industrial Development Board

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	12	03/20/19	$1,433	$(3,120)
Long U.S. Treasury Bond	35	03/20/19	4,897	(21,863)
5-Year U.S. Treasury Note	24	03/29/19	2,711	(2,718)

				$(27,701)

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information..

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$223,767,026	$—	$223,767,026
Short-Term Securities	2,334,775	—	—	2,334,775

	$2,334,775	$223,767,026	$—	$226,101,801

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(27,701)	$—	$—	$(27,701)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(48,623,004)	$—	$(48,623,004)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(90,823,004)	$—	$(90,823,004)

During the period ended November 30, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 18, 2019